FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
SCHEDULE OF UNOBSERVABLE FOR ASSETS OR LIABILITY

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liabilities (Note 22)	-	-	2,693	2,693
Total	-	-	2,693	2,693

As of December 31, 2021	Level 1	Level 2	Level 3	Total
	US$ in thousands
Liabilities
Derivative financial liability	-	32	-	32
Total	-	32	-	32